Property Plant and Equipment - Summary of Depreciation Charged to Consolidated Income Statements (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	¥ 88	¥ 78	¥ 62
Cost of Revenues [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	64	47	33
Selling and Marketing Expenses [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	1	1	2
General and Administrative Expenses [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	¥ 23	¥ 30	¥ 27